SCHEDULE OF SHORT-TERM LOANS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Short term advance		$ 2,421,050	$ 1,765,050
Chief Financial Officer [Member]
Short-Term Debt [Line Items]
Short term advance		76,050	35,050
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Short term advance		50,000	50,000
Bridge Investor [Member]
Short-Term Debt [Line Items]
Short term advance		210,000	210,000
Autotelic [Member]
Short-Term Debt [Line Items]
Short term advance		2,085,000	$ 1,470,000
Other Short Term Advances [Member]
Short-Term Debt [Line Items]
Short term advance	$ 2,866,050	2,421,050
Other Short Term Advances [Member] | Chief Financial Officer [Member]
Short-Term Debt [Line Items]
Short term advance	86,050	76,050
Other Short Term Advances [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Short term advance	50,000	50,000
Other Short Term Advances [Member] | Bridge Investor [Member]
Short-Term Debt [Line Items]
Short term advance	210,000	210,000
Other Short Term Advances [Member] | Autotelic [Member]
Short-Term Debt [Line Items]
Short term advance	$ 2,520,000	$ 2,085,000